Assets by contractual maturity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Summary of assets by contractual maturity

Assets by contractual maturity
in EUR million						Maturity not applicable
2024	Less than 1 month [1]	1-3 months	3-12 months	1-5 years	Over 5 years		Total
Cash and balances with central banks	70,353						70,353
Loans and advances to banks	16,826	1,254	1,322	1,759	610		21,770
Financial assets at fair value through profit or loss
– Trading assets	22,154	8,044	14,501	16,006	12,192		72,897
– Non-trading derivatives	602	368	465	356	672		2,463
– Mandatorily at fair value through profit or loss	30,002	11,263	7,222	5,931	1,835	228	56,481
– Designated as at fair value through profit or loss	145	198	1,070	2,110	2,217		5,740
Financial assets at fair value through other comprehensive income
– Equity securities						2,562	2,562
– Debt securities	365	456	2,027	18,064	21,307		42,219
– Loans and advances	2	4	94	871	637		1,608
Securities at amortised cost	2,075	2,646	5,729	22,838	16,985		50,273
Loans and advances to customers	53,672	26,456	61,544	219,414	322,526		683,611
Other assets [2]	5,488	590	1,058	629	1,107	5,006	13,878
Total assets	201,683	51,279	95,030	287,977	380,089	7,796	1,023,856
2023
Cash and balances with central banks	90,214						90,214
Loans and advances to banks	11,985	1,021	1,744	1,527	431		16,709
Financial assets at fair value through profit or loss
– Trading assets	17,000	7,363	11,448	13,216	11,201		60,229
– Non-trading derivatives	138	80	297	613	900		2,028
– Mandatorily at fair value through profit or loss	32,835	12,040	5,303	3,587	1,040	179	54,983
– Designated as at fair value through profit or loss	550	200	792	2,092	2,141		5,775
Financial assets at fair value through other comprehensive income
– Equity securities						1,885	1,885
– Debt securities	579	232	2,021	13,686	21,763		38,281
– Loans and advances		3	41	619	287		951
Securities at amortised cost	2,220	1,142	6,667	22,540	15,744		48,313
Loans and advances to customers	49,633	21,298	57,516	211,349	307,517		647,313
Other assets [2]	5,658	257	1,088	951	1,020	4,645	13,618
Total assets	210,812	43,636	86,917	270,181	362,045	6,709	980,299
[1]     Includes assets on demand.
[2] Includes assets such as current and deferred tax assets as presented in the consolidated statement of the financial position. Additionally, assets are included in that position where maturities are not applicable such as property and equipment and investments in associates and joint ventures. Due to their nature, non-financial assets consist mainly of assets expected to be recovered after more than 12 months.